Auditors' remuneration - Fees payable by HSBC's associated pension schemes to PwC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	$ 86,000	$ 67,300	$ 63,200
Audit related assurance services	22,500	20,600	16,600
Year ended 31 Dec	129,700	111,100	98,200
Pension Plan
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	260	208	352
Audit related assurance services	4	4	5
Year ended 31 Dec	264	212	357
Final fee adjustment related to prior year audit overruns		4,200
Estimated fees paid by associated third parties	$ 3,500	$ 4,300	$ 2,400